PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2011	2012
Cost
Buildings and plant	$222,690,125	$437,805,571
Machinery and equipment	261,834,469	344,782,948
Furniture, fixtures and equipment	4,119,045	9,233,575
Motor vehicles	591,714	519,923
Less: Accumulated depreciation	(96,375,060)	(133,746,851)

Property, plant and equipment, net	$392,860,293	$658,595,166
Construction in process	243,614,398	19,300,108

Total	$636,474,691	$677,895,274

Depreciation expense was $30,751,063, $35,479,645 and $37,371,791 for the years ended December 31, 2010, 2011 and 2012, respectively.

Due to the challenging solar market conditions, the Company recognized an impairment of long-lived assets of $38,512,376 and $42,754,481 for its wafer and solar module business during the years ended December 31, 2011 and 2012, respectively. The impairment of long-lived assets was to reflect the market challenges that have an adverse effect on the expected profit-generating ability of wafer and module business.